Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Detailed Information About Inventories

	December 31, 2023	December 31, 2022
Raw materials and consumables	$15,085	$29,016
Work-in-progress	15,041	17,171
Finished goods	7,169	8,502
Service inventory	8,575	3,361
	$45,870	$58,050